Other Non-current Assets/ Other Non-current Liabilities - Additional Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Aug. 31, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)	Aug. 31, 2018 USD ($)
Other Non-Current Assets/ Other Non-Current Liabilities [Line Items]
Housing subsidies benefit eligible description		1) who awarded as distinguished teachers in five consecutive years or in seven years accumulated; and 2) who continue to be distinguished teachers in next five consecutive years or in seven accumulated years after they fulfill the first criterion.	1) who awarded as distinguished teachers in five consecutive years or in seven years accumulated; and 2) who continue to be distinguished teachers in next five consecutive years or in seven accumulated years after they fulfill the first criterion.
Unamortized expense for housing subsidies		¥ 0		¥ 46,395
Percentage of employee expenses and related costs		68.30%		59.90%		68.30%
Average tenure of employees				35 years
Employees turnover rate				10.00%
Discount rates to employees				9.00%
Noncurrent housing subsidies liabilities	[1]	¥ 7,817		¥ 59,806
Obligation of current liabilities		3,006
Other operating income		12,027	$ 1,761	8,874	¥ 4,283
Other non-current liabilities		12,471		59,806		$ 1,826
Accrued expenses and other current liabilities		¥ 335,857		272,479		$ 49,174
American Depository Receipts A D Rs
Other Non-Current Assets/ Other Non-Current Liabilities [Line Items]
Reimbursement agreements contract termination period		5 years	5 years
Other operating income		¥ 1,590		399
ADR Reimbursement
Other Non-Current Assets/ Other Non-Current Liabilities [Line Items]
Other non-current liabilities	[2]	4,654
Accrued expenses and other current liabilities		¥ 1,551
Other Receivables, Deposits and Other Assets
Other Non-Current Assets/ Other Non-Current Liabilities [Line Items]
Unamortized expense for housing subsidies				2,735
Other Non-current Assets
Other Non-Current Assets/ Other Non-Current Liabilities [Line Items]
Unamortized expense for housing subsidies				¥ 43,660

[1]	The Group provides housing subsidies benefit for eligible employees of GCGS. Eligible employees can be entitled for the housing subsidies if they fulfill the following criteria: 1) who awarded as distinguished teachers in five consecutive years or in seven years accumulated; and 2) who continue to be distinguished teachers in next five consecutive years or in seven accumulated years after they fulfill the first criterion. In June 2018, the Group cancelled the future provision of such benefit while the employees who were entitled to the subsidy prior to the cancellation are still eligible to claim the payments.
[2]	According to the American Depositary Receipts (the "ADR") arrangements, the Group will have the right to receive reimbursements after the closing of IPO as a return for using Depositary Bank's services. All the reimbursements are subject to the compliance of the Group on all terms of the contract, including the non-existence of default conditions stipulated in the contracts. The Group performed detailed assessments over such conditions and deemed the potential for these conditions to materialize to be remote as of August 31, 2018. The reimbursements are recognized over the five-year contract term as other income. RMB 399 and RMB 1,590 was recorded in other income for the year ended August 31, 2017 and August 31, 2018, respectively. RMB 4,654 was recorded in other non-current liabilities as of August 31, 2018 while RMB 1,551 was recorded in accrued expenses and other current liabilities as of current portion (Note 13).